Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash and cash equivalents		$ 734,711	$ 2,000,732
Accounts receivable, net		4,973,384	6,302,696
Inventories, net		2,018	66,331
Deposits paid to media platforms			482,650
Prepaid expenses and other current assets, net		3,928,921	2,689,581
Short-term loan to third party		9,490,050	410,000
Interest receivable from loan to third party		794,379
Total current assets		20,723,380	11,951,990
Non-current assets
Property and equipment, net		222,266	85,807
Right-of-use assets, net		405,984	653,730
Total non-current assets		628,250	739,537
TOTAL ASSETS		21,351,630	12,691,527
Current liabilities
Accounts payable		52,376	624,723
Accrued expenses and other current liabilities		282,920	236,813
Short-term debts			32,810
Current portion of long-term debts		149,767	428,702
Contract liabilities		79,711	533,625
Lease liabilities - current		148,227	231,978
Convertible notes		2,008,405	964,865
Interest payable of convertible notes		58,333
Income tax payable		875,947	1,017,619
Total current liabilities		4,081,729	4,385,679
Non-current liabilities
Long-term debts		669,805	839,560
Lease liabilities - noncurrent		263,983	441,504
Total non-current liabilities		933,788	1,281,064
Total liabilities		5,015,517	5,666,743
Commitments and contingencies (Note 22)
Shareholders’ equity
Additional paid in capital		21,238,987	5,591,596
Treasury Shares		(1,250)
Statutory reserve		11,348	11,348
Retained earnings		(5,754,888)	1,613,217
Derivative Liability – Embedded Conversion Option		887,231
Accumulated other comprehensive loss		(74,471)	(196,752)
Total shareholders’ equity		16,336,113	7,024,784
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		21,351,630	12,691,527
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	26,656	5,375
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	2,500
Related Party
Current assets
Amount due from related parties		799,917
Current liabilities
Amounts due to related parties		$ 426,043	$ 314,544

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).